Fair Value Disclosures (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures
Schedule of assets measured at fair value on a recurring basis

	Fair Value
	Measurements Using
	Level 1	Level 2	Level 3	Total
	Inputs	Inputs	Inputs	Fair Value
As of March 31, 2015
Investment securities available for sale	$—	$53,391	$—	$53,391
As of December 31, 2014
Investment securities available for sale	$—	$45,127	$—	$45,127

	Fair Value Measurements Using
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
As of December 31, 2014:
Investment securities available for sale	$—	$45,127	$—	$45,127
As of December 31, 2013:
Investment securities available for sale	$—	$45,604	$—	$45,604

Schedule of assets measured at fair value on a non-recurring basis

	Fair Value
	Measurements Using
	Level 1	Level 2	Level 3	Total
	Inputs	Inputs	Inputs	Fair Value
As of March 31, 2015
Assets:
Impaired loans	$—	$—	$1,783	$1,783
Other real estate owned	$—	$—	$493	$493
As of December 31, 2014
Assets:
Impaired loans	$—	$—	$2,056	$2,056
Other real estate owned	$—	$—	$50	$50

	Fair Value Measurements Using
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
As of December 31, 2014:
Assets:
Impaired loans	$—	$—	$2,056	$2,056
Other real estate owned	$—	$—	$50	$50
As of December 31, 2013:
Assets:
Impaired loans	$—	$—	$4,155	$4,155
Other real estate owned	$—	$—	$1,797	$1,797

Schedule of significant unobservable inputs used in the fair value measurements

March 31, 2015
		Valuation	Unobservable	Weighted
Assets/Liabilities	Fair Value	Technique	Input(s)	Average
Impaired loans	$1,783	Collateral Method	Adjustments for selling costs	8%
Other real estate owned	$493	Collateral Method	Adjustments for selling costs	8%

December 31, 2014
		Valuation	Unobservable	Weighted
Assets/Liabilities	Fair Value	Technique	Input(s)	Average
Impaired loans	$2,056	Collateral Method	Adjustments for selling costs	8%
Other real estate owned	$50	Collateral Method	Adjustments for selling costs	8%

December 31, 2014
Assets/Liabilities	Fair Value	Valuation Technique	Unobservable Input(s)	Weighted Average
Impaired loans	$2,056	Collateral Method	Adjustments for selling costs	8%
Other real estate owned	$50	Collateral Method	Adjustments for selling costs	8%

December 31, 2013
Assets/Liabilities	Fair Value	Valuation Technique	Unobservable Input(s)	Weighted Average
Impaired loans	$4,155	Collateral Method	Adjustments for selling costs	8%
Other real estate owned	$1,797	Collateral Method	Adjustments for selling costs	8%

Schedule of estimated fair values and carrying values of all financial instruments

	March 31,		December 31,
	2015		2014
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial assets:
Level 2 inputs:
Cash and cash equivalents	$85,544	$85,544	$93,251	$93,251
Securities available for sale	53,391	53,391	45,127	45,127
Loans held for sale	2,508	2,508	8,858	8,858
Accrued interest receivable	1,539	1,539	1,542	1,542
Bank-owned life insurance	17,969	17,969	17,822	17,822
Non-marketable equity securities	3,136	3,136	4,139	4,139
Level 3 inputs:
Loans, net	609,439	606,819	597,278	596,138
Financial liabilities:
Level 2 inputs:
Deposits	$668,255	$659,415	$638,743	$630,402
Advances from FHLB	15,000	15,029	40,000	40,028
Accrued interest payable	110	110	126	126
Junior subordinated debentures	3,093	3,093	3,093	3,093
Subordinated notes	4,981	4,981	4,981	4,981

	December 31,
	2014		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Level 2 inputs:
Cash and cash equivalents	$93,251	$93,251	$76,646	$76,646
Securities available for sale	45,127	45,127	45,604	45,604
Loans held for sale	8,858	8,858	2,051	2,051
Accrued interest receivable	1,542	1,542	1,351	1,351
Bank-owned life insurance	17,822	17,822	10,475	10,475
Non-marketable equity securities	4,139	4,139	2,714	2,714
Level 3 inputs:
Loans, net	597,278	596,138	490,158	490,344
Financial liabilities:
Level 2 inputs:
Deposits	$638,743	$630,402	$573,938	$568,451
Advances from FHLB	40,000	40,028	15,000	15,055
Accrued interest payable	126	126	134	134
Junior subordinated debentures	3,093	3,093	3,093	3,093
Subordinated notes	4,981	4,981	4,979	4,979